NATURAL GAS AND OIL PROPERTIES	12 Months Ended
Dec. 31, 2023
Extractive Industries [Abstract]
NATURAL GAS AND OIL PROPERTIES	NOTE 10 - NATURAL GAS AND OIL PROPERTIES
(AMOUNTS IN THOUSANDS, EXCEPT PER SHARE AND PER UNIT DATA)
The following table summarizes the Group's natural gas and oil properties for the periods presented:

	Year Ended
	December 31, 2023	December 31, 2022	December 31, 2021
Costs
Beginning balance	$3,062,463	$2,866,353	$1,968,557
Additions(a)	353,888	219,490	1,012,691
Disposals(b)	(209,612)	(23,380)	(114,895)
Ending balance	$3,206,739	$3,062,463	$2,866,353
Depletion and impairment
Beginning balance	$(506,655)	$(336,275)	$(213,472)
Depletion expense	(168,093)	(170,380)	(122,803)
Impairment	(41,616)	—	—
Ending balance	$(716,364)	$(506,655)	$(336,275)
Net book value	$2,490,375	$2,555,808	$2,530,078
(a)For the year ended December 31, 2023, the Group added $266,306 related to acquisitions and $42,650 resulting from normal revisions to the Group’s asset retirement obligations. The remaining change is primarily attributable to recurring capital expenditures. For the year ended
December 31, 2022, the Company added $285,212 related to acquisitions, offset by $98,802 resulting from normal revisions to the
Company’s asset retirement obligations. The remaining additions are primarily attributable to capital expenditures associated with the completion of five Tapstone wells that were under development as of December 31, 2021, and seven additional wells in which the Group participated with a non-operating interest in Appalachia. The remaining change is primarily attributable to recurring capital expenditures.
For the year ended December 31, 2021, the Group added $907,383 related to acquisitions and $78,156 resulting from normal revisions to the
Group’s asset retirement obligations. The remaining change is primarily attributable to recurring capital expenditures and the revaluation of the EQT contingent consideration. Refer to Notes 5 and 19 for additional information regarding acquisitions and asset retirement obligations, respectively.
(b)For the year ended December 31, 2023, the Group divested $202,886 in natural gas and oil properties related to the sale of equity interest in
DP Lion Equity Holdco LLC, the divested assets previously acquired as part of the ConocoPhillips Asset Acquisition, and other proved properties and undeveloped acreage divestitures. Disposals for the year ended December 31, 2022 were associated with divestitures of natural gas and oil properties in the normal course of business, none of which were material. For the year ended December 31, 2021, the
Group divested $113,752 in natural gas and oil properties related to the Indigo and Tanos undeveloped acreage transactions. Refer to Note 5 for additional information regarding divestitures.
Impairment Assessment for Natural Gas and Oil Properties
For the period ended December 31, 2023, the Directors assessed the indicators of impairment, noting depressed commodity prices represented an indicator of potential impairment. The estimated future cash flows expected in connection with each field are compared to the carrying amount of the field to determine if the carrying amount is recoverable. Due to the unavailability of relevant comparable market data, a discounted cash flow method is used to determine the fair value of proved properties. Significant unobservable inputs (Level 3) utilized in the determination of discounted future net cash flows include future commodity prices adjusted for differentials, forecasted production based on decline curve analysis, estimated future operating costs, property ownership interests, and a 10.9% discount rate. For the year ended December 31, 2023, the Company determined the carrying amounts of certain proved properties within two fields were not recoverable from future cash flows, and therefore, were impaired. Such impairments totaled $41,616 for the year ended December 31, 2023.
For the years ended December 31, 2022 and December 31, 2021, estimated future cash flows were determined to be in excess of cost basis, and therefore no impairments were recorded for the Group’s natural gas and oil properties.
NOTE 11 - PROPERTY, PLANT AND EQUIPMENT
(AMOUNTS IN THOUSANDS, EXCEPT PER SHARE AND PER UNIT DATA)
The following tables summarize the Group’s property, plant and equipment for the periods presented:

	Year Ended December 31, 2023
	Buildings and Leasehold Improvements	Equipment	Motor Vehicles	Midstream Assets	Other Property and Equipment	Total
Costs
Beginning balance	$47,682	$30,369	$66,389	$433,484	$23,743	$601,667
Additions(a)	1,134	3,964	11,715	21,644	4,039	42,496
Disposals	(561)	(2,097)	(6,929)	—	(1,489)	(11,076)
Ending balance(b)	$48,255	$32,236	$71,175	$455,128	$26,293	$633,087
Accumulated depreciation
Beginning balance	$(3,607)	$(7,627)	$(29,194)	$(95,826)	$(2,553)	$(138,807)
Period changes	(581)	(3,024)	(12,887)	(27,632)	(2,720)	(46,844)
Disposals	27	1,929	5,939	—	877	8,772
Ending balance	$(4,161)	$(8,722)	$(36,142)	$(123,458)	$(4,396)	$(176,879)
Net book value	$44,094	$23,514	$35,033	$331,670	$21,897	$456,208

	Year Ended December 31, 2022
	Buildings and Leasehold Improvements	Equipment	Motor Vehicles	Midstream Assets	Other Property and Equipment	Total
Costs
Beginning balance	$41,684	$9,492	$45,562	$398,663	$16,039	$511,440
Additions(a)	9,421	20,886	22,399	34,835	7,704	95,245
Disposals	(3,423)	(9)	(1,572)	(14)	—	(5,018)
Ending balance(b)	$47,682	$30,369	$66,389	$433,484	$23,743	$601,667
Accumulated depreciation
Beginning balance	$(2,078)	$(4,089)	$(20,186)	$(69,501)	$(1,606)	$(97,460)
Period changes	(1,819)	(3,547)	(10,270)	(26,330)	(947)	(42,913)
Disposals	290	9	1,262	5	—	1,566
Ending balance	$(3,607)	$(7,627)	$(29,194)	$(95,826)	$(2,553)	$(138,807)
Net book value	$44,075	$22,742	$37,195	$337,658	$21,190	$462,860

	Year Ended December 31, 2021
	Buildings and Leasehold Improvements	Equipment	Motor Vehicles	Midstream Assets	Other Property and Equipment	Total
Costs
Beginning balance	$28,190	$6,768	$35,129	$367,331	$5,600	$443,018
Additions(a)	13,494	2,737	12,700	31,485	10,439	70,855
Disposals	—	(13)	(2,267)	(153)	—	(2,433)
Ending balance(b)	$41,684	$9,492	$45,562	$398,663	$16,039	$511,440
Accumulated depreciation
Beginning balance	$(1,007)	$(2,860)	$(12,409)	$(43,597)	$(1,042)	$(60,915)
Period changes	(1,071)	(1,231)	(9,259)	(25,928)	(564)	(38,053)
Disposals	—	2	1,482	24	—	1,508
Ending balance	$(2,078)	$(4,089)	$(20,186)	$(69,501)	$(1,606)	$(97,460)
Net book value	$39,606	$5,403	$25,376	$329,162	$14,433	$413,980
(a)Of the $42,496 in 2023 additions, $234 was related to acquisitions and $13,279 was associated with right-of-use asset additions for new leases. Of the $95,245 in 2022 additions, $26,815 was related to acquisitions and $11,295 was associated with right-of-use asset additions for new leases. The remaining capital expenditures are a result of our recurring capital needs and enhanced sustainability efforts. Of the $70,855 in 2021 additions, $25,961 was related to acquisitions and $16,554 was associated with right-of-use asset additions for new and acquired leases. Refer to Notes 5 and 20 for additional information regarding acquisitions and leases, respectively. Remaining additions are related to routine capital projects on the Group’s compressor and gathering systems, vehicle and equipment additions.
(b)Buildings and Leasehold Improvements and Motor Vehicles are inclusive of right-of-use assets associated with the Group’s leases. Refer to
Note 20 for additional information regarding leases.
The Group continued to utilize certain fully depreciated assets during the years ended December 31, 2023, 2022 and 2021 with an original cost basis of $6,546, $9,222 and $5,597, respectively.